Schedule of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2014
Goodwill [Line Items]
Beginning balance
Acquisition of Springstone	72,592
Ending balance	$ 72,592